Statements of changes in shareholders' equity - USD ($) $ in Thousands		Total	Share Capital	Legal reserve	Voluntary reserve	Share-based payment reserve	Accumulated loss		Accumulated other comprehensive	Total attributable to the equity holders of the Successor	Non-controlling interests
Beginning Balance at Dec. 31, 2017		$ 280,301	$ 39,239	$ 7,523	$ 385,033		$ (148,694)		$ (2,800)
Loss for the period		(6,649)					(6,649)
Other comprehensive (loss) for the period		(67)							(67)
Total comprehensive (loss) for the year/period		(6,716)					(6,649)		(67)
Ending Balance (Increase (decrease) due to changes in accounting policy [member]) at Apr. 03, 2018		(8,539)	25				(8,563)	[1]		$ (8,539)
Ending Balance at Apr. 03, 2018		273,585	39,239	$ 7,523	$ 385,033		(155,343)		(2,867)
Loss for the period		(26,382)					(26,382)			(26,382)
Other comprehensive (loss) for the period		(2,674)							(2,674)	(2,674)
Total comprehensive (loss) for the year/period		(29,056)					(26,382)		(2,674)	(29,056)
Proceeds from Series A shares net of issuance costs (Note 21.1)		513,230	513,230							513,230
Share-based payments (Note 34)		4,021				$ 4,021				4,021
Non-controlling interest arising on business combination (Note 32.1.3) at Dec. 31, 2018		1,307									$ 1,307
Acquisition of non-controlling interest (Note 32.1.3)		(1,307)									$ (1,307)
Ending Balance at Dec. 31, 2018		479,657	513,255			4,021	(34,945)		(2,674)	479,656
Loss for the period		(32,723)					(32,723)			(32,723)
Other comprehensive (loss) for the period		(1,183)							(1,183)	(1,183)
Total comprehensive (loss) for the year/period		(33,906)					(32,723)		(1,183)	(33,906)
Proceeds from Series A shares net of issuance costs (Note 21.1)		146,144	146,144							146,144
Share-based payments (Note 34)	[2]	11,821				11,821				11,821
Ending Balance at Dec. 31, 2019		603,716	659,399			15,842	(67,668)		(3,857)	603,716
Loss for the period		(102,749)					(102,749)			(102,749)
Other comprehensive (loss) for the period		346							346	346
Total comprehensive (loss) for the year/period		(102,403)					(102,749)		346	(102,403)
Share-based payments (Note 34)	[2]	7,205	1			7,204				7,205
Ending Balance at Dec. 31, 2020		$ 508,518	$ 659,400			$ 23,046	$ (170,417)		$ (3,511)	$ 508,518

[1]	Includes the net loss of VISTA for the period beginning March 22, 2017 (inception) to April 3, 2018.
[2]	Includes 10,494 and 10,655 of share-based payments expenses for the year ended December 31, 2020 and 2019, net of withholding taxes charge, respectively. (See Note 8).